Provisions (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in other provisions
Beginning balance		₩ 28,535,169	₩ 28,791,693
Provisions for employment benefits
Increase in provision		5,880,941	4,646,936
Payment		(3,011,445)	(2,752,599)
Reversal of unused amount		(703,663)	(2,152,129)
Others		(69,997)	1,268
Ending balance		30,631,005	28,535,169
Current provisions		2,793,971	2,654,125
Non-current provisions		27,837,034	25,881,044
Provisions for employment benefits
Reconciliation of changes in other provisions
Beginning balance		999,691	1,045,058
Provisions for employment benefits
Increase in provision		1,226,957	834,102
Payment		(1,127,746)	(877,933)
Reversal of unused amount		(5,379)	(1,536)
Others		102	0
Ending balance		1,093,625	999,691
Current provisions		1,093,625	999,691
Non-current provisions		0	0
Litigation provisions
Reconciliation of changes in other provisions
Beginning balance		177,018	181,179
Provisions for employment benefits
Increase in provision		373,328	151,189
Payment		(26,040)	(67,478)
Reversal of unused amount		(35,885)	(87,872)
Others		0	0
Ending balance		488,421	177,018
Current provisions		9,350	5,299
Non-current provisions		479,071	171,719
Provisions For Nuclear Plants Restoration
Reconciliation of changes in other provisions
Beginning balance		21,646,887	23,035,427
Provisions for employment benefits
Increase in provision		1,692,508	572,379
Payment		(66,971)	(62,035)
Reversal of unused amount		0	(1,898,935)
Others		(51)	51
Ending balance		23,272,373	21,646,887
Current provisions		79,501	81,684
Non-current provisions		23,192,872	21,565,203
Spent fuel recovery provisions
Reconciliation of changes in other provisions
Beginning balance		2,925,734	1,426,918
Provisions for employment benefits
Increase in provision		842,753	1,877,827
Payment		(463,388)	(379,011)
Reversal of unused amount		(381,354)	0
Others		0	0
Ending balance		2,923,745	2,925,734
Current provisions		799,384	940,585
Non-current provisions		2,124,361	1,985,149
Radioactive waste recovery provisions
Reconciliation of changes in other provisions
Beginning balance		1,908,085	1,990,007
Provisions for employment benefits
Increase in provision		113,342	89,054
Payment		(56,907)	(86,823)
Reversal of unused amount		(202,729)	(84,153)
Others		0	0
Ending balance		1,761,791	1,908,085
Current provisions		84,485	67,572
Non-current provisions		1,677,306	1,840,513
PCBs recovery provisions
Reconciliation of changes in other provisions
Beginning balance		57,944	88,359
Provisions for employment benefits
Increase in provision		7,049	1,699
Payment		(25,604)	(17,100)
Reversal of unused amount		0	(15,014)
Others		0	0
Ending balance		39,389	57,944
Current provisions		0	0
Non-current provisions		39,389	57,944
Other recovery provisions
Reconciliation of changes in other provisions
Beginning balance		36,082	32,770
Provisions for employment benefits
Increase in provision		4,479	1,319
Payment		(879)	(432)
Reversal of unused amount		0	0
Others		10,725	2,425
Ending balance		50,407	36,082
Current provisions		0	0
Non-current provisions		50,407	36,082
Power plant regional support program provisions
Reconciliation of changes in other provisions
Beginning balance		130,034	144,504
Provisions for employment benefits
Increase in provision		55,761	51,814
Payment		(55,539)	(66,284)
Reversal of unused amount		0	0
Others		0	0
Ending balance		130,256	130,034
Current provisions		130,256	130,034
Non-current provisions		0	0
Transmission regional support program provisions
Reconciliation of changes in other provisions
Beginning balance		256,006	239,235
Provisions for employment benefits
Increase in provision		202,882	177,520
Payment		(156,257)	(160,749)
Reversal of unused amount		0	0
Others		0	0
Ending balance		302,631	256,006
Current provisions	[1]	302,631	256,006
Non-current provisions	[1]	0	0
Provisions for financial guarantee
Reconciliation of changes in other provisions
Beginning balance		49,992	67,240
Provisions for employment benefits
Increase in provision		11,347	10,215
Payment		(25,723)	(25,174)
Reversal of unused amount		(5,086)	(2,251)
Others		394	(38)
Ending balance		30,924	49,992
Current provisions		26,440	25,534
Non-current provisions		4,484	24,458
Provisions for RPS
Reconciliation of changes in other provisions
Beginning balance		36,074	24,339
Provisions for employment benefits
Increase in provision		891,143	620,855
Payment		(862,039)	(609,120)
Reversal of unused amount		(65,178)	0
Others		0	0
Ending balance		0	36,074
Current provisions		0	36,074
Non-current provisions		0	0
Provisions for greenhouse gas emissions obligations
Reconciliation of changes in other provisions
Beginning balance		18,672	298,876
Provisions for employment benefits
Increase in provision		164,438	77,207
Payment		(17,659)	(298,859)
Reversal of unused amount		(5,611)	(58,552)
Others		(3,377)	0
Ending balance		156,463	18,672
Current provisions		156,463	18,672
Non-current provisions		0	0
Others
Reconciliation of changes in other provisions
Beginning balance		292,950	217,781
Provisions for employment benefits
Increase in provision		294,954	181,756
Payment		(126,693)	(101,601)
Reversal of unused amount		(2,441)	(3,816)
Others		(77,790)	(1,170)
Ending balance		380,980	292,950
Current provisions		111,836	92,974
Non-current provisions		₩ 269,144	₩ 199,976

[1]	The Company recognized ￦38,997 million and ￦46,444 million as of December 31, 2023 and 2024, respectively, as a third-party reimbursement asset in relation to the provisions on the transmission regional support programs.